B1 Segment information (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Summary of Reportable Segments

Segment information 2023
	Networks	Cloud Software and Services	Enterprise	Other	Total Segments	Group
Segment sales	171,442	63,630	25,745	2,534	263,351	263,351
Net sales	171,442	63,630	25,745	2,534	263,351	263,351

Gross income	67,959	22,088	12,016	–461	101,602	101,602
Gross margin (%)	39.6%	34.7%	46.7%	–18.2%	38.6%	38.6%

Earnings (loss) before financial items and income tax (EBIT) 1)	19,382	–220	–38,336	–1,152	–20,326	–20,326
EBIT margin (%)	11.3%	–0.3%	–148.9%	–45.5%	–7.7%	–7.7%
Financial income and expenses, net						–2,993
Income (loss) after financial items						–23,319
Income tax						–2,785
Net income (loss)						–26,104

Other segment items
Share in earnings of JV and associated companies	83	41	–	–	124	124
Amortizations	–1,013	–43	–3,401	–1	–4,458	–4,458
Depreciations	–4,460	–1,470	–274	–495	–6,699	–6,699
Impairment losses 1 )	–527	–176	–31,952	–77	–32,732	–32,732
Restructuring charges	–4,437	–1,924	–173	13	–6,521	–6,521
Gains/losses on investments and sale of operations	–24	–39	–16	–206	–285	–285
1) Segment Enterprise includes impairment of goodwill of SEK –31.9 billion related to the acquisition of Vonage. For more information, see note C1 “Intangible assets.”

Segment information 2022
	Networks	Cloud Software and Services	Enterprise 2)	Other 2)	Total Segments	Group
Segment sales	193,468	60,524	14,597	2,957	271,546	271,546
Net sales	193,468	60,524	14,597	2,957	271,546	271,546

Gross income	86,368	20,106	7,096	–275	113,295	113,295
Gross margin (%)	44.6%	33.2%	48.6%	–9.3%	41.7%	41.7%

Earnings (loss) before financial items and income tax (EBIT) 1)	38,512	–1,689	–4,473	–5,330	27,020	27,020
EBIT margin (%)	19.9%	–2.8%	–30.6%	–180.3%	10.0%	10.0%
Financial income and expenses, net						–2,411
Income after financial items						24,609
Income tax						–5,497
Net income						19,112

Other segment items
Share in earnings of JV and associated companies	30	27	–	–40	17	17
Amortizations	–1,424	–122	–2,019	–12	–3,577	–3,577
Depreciations	–4,073	–1,792	–515	–185	–6,565	–6,565
Impairment losses	–211	–91	–87	–12	–401	–401
Restructuring charges	–146	–96	–65	–92	–399	–399
Gains/losses on investments and sale of operations	253	–	111	–108	256	256

1)
  Segment Other includes a provision of SEK –2.3 billion related to the DPA breach resolution with the U.S. Department of Justice, including expenses for the extended monitorship, and by SEK –1.0 billion due to charges related to the divestment of IoT and other portfolio adjustments.
2)
  The segments have been restated to reflect the change where the divested IoT business in the first quarter 2023 was transferred from segment Enterprise to segment Other.

Segment information 2021
	Networks	Cloud Software and Services	Enterprise 1)	Other 1)	Total Segments	Group
Segment sales	167,838	56,224	5,513	2,739	232,314	232,314
Net sales	167,838	56,224	5,513	2,739	232,314	232,314

Gross income	78,869	18,829	3,026	25	100,749	100,749
Gross margin (%)	47.0%	33.5%	54.9%	0.9%	43.4%	43.4%

Earnings (loss) before financial items and income tax (EBIT)	37,266	–2,234	–1,774	–1,478	31,780	31,780
EBIT margin (%)	22.2%	–4.0%	–32.2%	–54.0%	13.7%	13.7%
Financial income and expenses, net						–2,530
Income after financial items						29,250
Income tax						–6,270
Net income						22,980

Other segment items
Share in earnings of JV and associated companies	40	72	–	–372	–260	–260
Amortizations	–1,169	–508	–830	–	–2,507	–2,507
Depreciations	–3,764	–1,568	–430	–189	–5,951	–5,951
Impairment losses	–127	–185	–188	–11	–511	–511
Restructuring charges	–262	–254	9	–42	–549	–549
Gains/losses on investments and sale of operations	14	–51	998	–	961	961

1) The segments have been restated to reflect the change where the divested IoT business in the first quarter 2023 was transferred from segment Enterprise to segment Other.

Summary of Products and Services by Segment

Products and Services by Segments
	Networks	Cloud Software and Services	Enterprise 1)	Other 1)	Total Segments
2023
Products	131,393	21,672	5,704	–4	158,765
Services	40,049	41,958	20,041	2,538	104,586
Total	171,442	63,630	25,745	2,534	263,351

2022
Products	147,997	21,105	4,923	–1	174,024
Services	45,471	39,419	9,674	2,958	97,522
Total	193,468	60,524	14,597	2,957	271,546

2021
Products	128,951	19,267	3,955	24	152,197
Services	38,887	36,957	1,558	2,715	80,117
Total	167,838	56,224	5,513	2,739	232,314

1)	The segments have been restated to reflect the change where the divested IoT business in the first quarter 2023 was transferred from segment Enterprise to segment Other.

Summary of Geographical Information

Market area 2023
	Net sales					Non-current assets 5)
	Networks	Cloud Software and Services	Enterprise	Other	Total	Total
South East Asia, Oceania and India 3)	43,235	10,038	36	9	53,318	886
North East Asia 4)	18,986	4,720	37	189	23,932	1,775
North America 2)	44,640	14,199	266	125	59,230	33,214
Europe and Latin America 1)	42,298	22,270	245	71	64,884	64,497
Middle East and Africa	12,902	10,457	378	2	23,739	174
Other 1) 2) 3) 4) 6)	9,381	1,946	24,783	2,138	38,248	–
Total	171,442	63,630	25,745	2,534	263,351	100,546
1) Of which in EU 6)					34,257	59,456
Of which in Sweden 6)					1,774	58,728
2) Of which in the United States 6)					85,313	32,133
3) Of which in India 6)					31,205	535
4) Of which in Japan 6)					10,139	132
4) Of which in China 6)					10,716	1,449

5)
   Total
non-current
assets excluding financial instruments, deferred tax assets, and post-employment benefit assets.
6)
   Including IPR licensing revenue reported under Market area Other which is allocated based on the country location of the customer. Other sales are attributed to countries based on the destination of products or services delivered.

Market area 2022
	Net sales					Non-current assets 5)
	Networks	Cloud Software and Services	Enterprise 7)	Other 7)	Total	Total
South East Asia, Oceania and India 3)	23,695	9,179	17	60	32,951	999
North East Asia 4)	22,488	4,015	8	222	26,733	3,385
North America 2)	81,917	13,362	47	68	95,394	41,065
Europe and Latin America 1)	44,644	21,638	99	409	66,790	93,612
Middle East and Africa	11,707	10,472	368	24	22,571	–804
Other 1) 2) 3) 4) 6)	9,017	1,858	14,058	2,174	27,107	–
Total	193,468	60,524	14,597	2,957	271,546	138,257
1) Of which in EU 6)					35,859	92,167
Of which in Sweden 6)					3,239	88,057
2) Of which in the United States 6)					109,709	39,906
3) Of which in India 6)					10,957	519
4) Of which in Japan 6)					9,965	187
4) Of which in China 6)					10,523	2,068

5)
   Total
non-current
assets excluding financial instruments, deferred tax assets, and post-employment benefit assets.
6)
   Including IPR licensing revenue reported under Market area Other which is allocated based on the country location of the customer. Other sales are attributed to countries based on the destination of products or services delivered.
7)
  The segments have been restated to reflect the change where the divested IoT business in the first quarter 2023 was transferred from segment Enterprise to segment Other.

Market area 2021
	Net sales					Non-current assets 5)
	Networks	Cloud Software and Services	Enterprise 7)	Other 7)	Total	Total
South East Asia, Oceania and India 3)	20,299	8,493	10	27	28,829	1,010
North East Asia 4)	24,464	4,405	1	251	29,121	2,700
North America 2)	66,464	10,913	20	59	77,456	11,971
Europe and Latin America 1)	38,671	21,181	41	379	60,272	52,141
Middle East and Africa	10,743	9,726	309	7	20,785	209
Other 1) 2) 3) 4) 6)	7,197	1,506	5,132	2,016	15,851	–
Total	167,838	56,224	5,513	2,739	232,314	68,031
1) Of which in EU 6)					31,307	50,428
Of which in Sweden 6)					2,349	45,997
2) Of which in the United States 6)					79,896	10,749
3) Of which in India 6)					7,482	484
4) Of which in Japan 6)					13,678	261
4) Of which in China 6)					10,078	2,202

5)	Total non-current assets excluding financial instruments, deferred tax assets, and post-employment benefit assets.
6)
Including IPR licensing revenue reported under Market area Other which is allocated based on the country location of the customer. Other sales are attributed to countries based on the destination of products or services delivered.

7)	The segments have been restated to reflect the change where the divested IoT business in the first quarter 2023 was transferred from segment Enterprise to segment Other.